Income tax and social contribuition (Tables)	12 Months Ended
Dec. 31, 2020
Income tax and social contribution [Abstract]
Reconciliation of the deferred income tax and social contribution	Reconciliation of the deferred income tax and social contribution

	Tax losses	Tax credit	Technological innovation (i)	Other temporary differences assets	Other temporary differences liabilities (ii)	Total

At December 31, 2018	2,911	2,173	(83,179)	64,715	(118,745)	(132,125)
Included in the statement of income	47,223	3,445	(78,032)	44,482	(560,378)	(543,260)
Other	—	—	—	44,436	—	44,436
At December 31, 2019	50,134	5,618	(161,211)	153,633	(679,123)	(630,949)
Included in the statement of income	17,446	(721)	(117,073)	29,462	(348,666)	(419,552)
Other	1,259	—	313	(276)	(94)	1,202
At December 31, 2020	68,839	4,897	(277,971)	182,819	(1,027,883)	(1,049,299)
Deferred tax asset						83,296
Deferred tax liability						(1,132,595)

(i)Refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the tax charges on the capitalized amount of intangible assets.
(ii)The main other liability temporary difference refers to deferred income tax and social contribution related to our FIDC quotas.

Reconciliation of the income tax and social contribution expense	Reconciliation of the income tax and social contribution expense:
PagSeguro Group computed income tax and social contribution under the taxable income method. The following is a reconciliation of the difference between the actual income tax and social contribution expense and the expense computed by applying the Brazilian federal statutory rate for twelve-month periods ended December 31, 2020, 2019 and 2018:

	For the year ended December 31,
	2020	2019	2018

Profit for the period before taxes	1,774,691	1,912,539	1,217,623
Statutory rate	34%	34%	34%
Expected income tax and social contribution	(603,395)	(650,263)	(413,992)
Income tax and social contribution effect on:
Permanent additions (exclusions)
Gifts and donations	(7,175)	(814)	(352)
R&D and technological innovation benefit - Law 11.196/05 (i)	134,247	86,665	58,893
Taxation of income abroad	504	(302)	45,008
Other additions (exclusions)	(6,572)	19,200	3,309

Income tax and social contribution expense	(482,391)	(545,514)	(307,134)

Effective rate	27%	29%	25%
Income tax and social contribution – current	(62,840)	(24,471)	(180,884)
Income tax and social contribution – deferred	(419,551)	(521,043)	(126,331)

(i)Refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the income tax charges, based on the amount invested by PagSeguro Group on specific intangible assets, see Note 13.